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                                 UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM 13-F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended: March 31, 1999.
                                                       --------------
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|               (Please read instructions before preparing form.)              |
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If amended report check here:   [_]

                           Account Management Corp.
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Name of Institutional Investment Manager

                    2 Newbury Street         Boston           MA      02116
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Business Address         (Street)            (City)         (State)   (Zip)

            Peter deRoetth, President                (617) 236-4200
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

------------------------------------ATTENTION-----------------------------------
|          Intentional misstatements or omissions of facts constitute          |
|                         Federal Criminal Violations.                         |
|                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).                  |
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  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of     Boston      and State of     Massachusetts
                             ---------------              ----------------------
on the    10th    day of         May           , 1999.
       ----------        -------------------



                                             Account Management Corp.
                                   --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                                /s/ Peter deRoetth
                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                13F File No.:          Name:                13F File No.:
-------------------- -------------          -------------------- -------------
1.                                          6.
-------------------- -------------          -------------------- -------------
2.                                          7.
-------------------- -------------          -------------------- -------------
3.                                          8.
-------------------- -------------          -------------------- -------------
4.                                          9.
-------------------- -------------          -------------------- -------------
5.                                          10.
-------------------- -------------          -------------------- -------------

                                                                FORM 13F
                                                       NAME OF REPORTING MANAGER:   ACCOUNT MANAGEMENT CORP.
------------------------------------------------------------------------------------------------------------------------------------

    ITEM 1                  ITEM 2        ITEM 3     ITEM 4    ITEM 5             ITEM 6            ITEM 7            ITEM 8
NAME OF ISSUER               TITLE        CUSIP       FAIR    SHARES OR    INVESTMENT DISCRETION    MANA-       VOTING AUTHORITY
                            OF CLASS      NUMBER     MARKET   PRINCIPAL                   SHARED    GERS
                                                     VALUE     AMOUNT    SOLE    SHARED    OTHER            SOLE    SHARED    NONE
                                                                          (A)     (B)       (C)              (A)     (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Maxim Integrated Products    Common    57772K101  153,644,638  2,838,700 2,838,700                         2,838,700
                             Stock
Miller Industries TENN       Common    600551105   19,968,525  4,203,900 4,203,900                         4,203,900
                             Stock
Nichols Research             Common    653818104   11,079,625    587,000   587,000                           587,000
                             Stock
Supertex Inc.                Common    868532102   11,117,400  1,058,800 1,058,800                         1,058,800
                             Stock
Suiza Foods                  Common    865077102    6,552,122    194,500   194,500                           194,500
                             Stock
Microstrategy Inc.           Common    594972101    6,460,300    335,600   335,600                           335,600
                             Stock
Corporate Executive Board    Common    21988R102    9,592,588    363,700   363,700                           363,700
                             Stock
Realty Information Group     Common    75612B107    3,758,625    128,500   128,500                           128,500
                             Stock
Information Holdings         Common    456727106    1,714,213     95,900    95,900                            95,500
                             Stock
American Capital             Common    024937104      505,188     29,500    29,500                            29,500
  Strategies                 Stock
---------------------------------------------------------------------------------------------------------------------------------
     COLUMN TOTALS                                224,393,224

                                                                FORM 13F
                                                       NAME OF REPORTING MANAGER:   ACCOUNT MANAGEMENT CORP.
------------------------------------------------------------------------------------------------------------------------------------

    ITEM 1                  ITEM 2        ITEM 3     ITEM 4    ITEM 5             ITEM 6            ITEM 7            ITEM 8
NAME OF ISSUER               TITLE        CUSIP       FAIR    SHARES OR    INVESTMENT DISCRETION    MANA-       VOTING AUTHORITY
                            OF CLASS      NUMBER     MARKET   PRINCIPAL                   SHARED    GERS
                                                     VALUE     AMOUNT    SOLE    SHARED    OTHER            SOLE    SHARED    NONE
                                                                          (A)     (B)       (C)              (A)     (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

IDT Corp.                    Common    448947101    2,889,000    160,500   160,500                           160,500
                             Stock
Access Worldwide             Common    004319109    1,100,500    142,000   142,000                           142,000
  Communications             Stock
Landec Corp.                 Common    514766104      640,125    170,700   170,700                           170,700
                             Stock
Nocopi Technologies          Common    655212207      148,580    874,000   874,000                           874,000
  Com Par $.01               Stock
Federal Agricultural         Common    313148306    3,289,375     47,500    47,500                            47,500
  Mortgage C1.C              Stock
Cisco Systems                Common    17275R102      843,612      7,700     7,700                             7,700
                             Stock
AlTell                       Common    020039103      247,878      3,974     3,974                             3,974
                             Stock
Alza Corp.                   Common    022615108      274,099      7,166     7,166                             7,166
                             Stock
Cabot Corp.                  Common    127055101      382,500     18,000    18,000                            18,000
                             Stock
Chevron                      Common    166751107      213,000      2,400     2,400                             2,400
                             Stock
---------------------------------------------------------------------------------------------------------------------------------
     COLUMN TOTALS                                 10,028,669

                                                                FORM 13F
                                                       NAME OF REPORTING MANAGER:   ACCOUNT MANAGEMENT CORP.
------------------------------------------------------------------------------------------------------------------------------------

    ITEM 1                  ITEM 2        ITEM 3     ITEM 4    ITEM 5             ITEM 6            ITEM 7            ITEM 8
NAME OF ISSUER               TITLE        CUSIP       FAIR    SHARES OR    INVESTMENT DISCRETION    MANA-       VOTING AUTHORITY
                            OF CLASS      NUMBER     MARKET   PRINCIPAL                   SHARED    GERS
                                                     VALUE     AMOUNT    SOLE    SHARED    OTHER            SOLE    SHARED    NONE
                                                                          (A)     (B)       (C)              (A)     (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Cristalerias de Chile        Common    226714103      244,375     17,000    17,000                            17,000
                             Stock
Exxon                        Common    302290101      338,688      4,800     4,800                             4,800
                             Stock
Glaxo Wellcome               Common    37733W105      468,562      7,000     7,000                             7,000
                             Stock
Great Lakes Chemical         Common    390568103      202,125      5,500     5,500                             5,500
                             Stock
Hewlett Packard              Common    428236103      406,860      6,000     6,000                             6,000
                             Stock
Linear Technology            Common    535678106      461,250      9,000     9,000                             9,000
                             Stock
MCI Worldcomm                Common    55268B106    1,062,750     12,000    12,000                            12,000
                             Stock
Microsoft                    Common    594918104      358,500      4,000     4,000                             4,000
                             Stock
Oak Industries               Common    671400505   12,037,695    379,140   379,140                           379,140
                             Stock
Pepsico                      Common    713344108      235,140      6,000     6,000                             6,000
                             Stock
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     COLUMN TOTALS                                 15,815,945

                                                                FORM 13F
                                                       NAME OF REPORTING MANAGER:   ACCOUNT MANAGEMENT CORP.
------------------------------------------------------------------------------------------------------------------------------------

    ITEM 1                  ITEM 2        ITEM 3     ITEM 4    ITEM 5             ITEM 6            ITEM 7            ITEM 8
NAME OF ISSUER               TITLE        CUSIP       FAIR    SHARES OR    INVESTMENT DISCRETION    MANA-       VOTING AUTHORITY
                            OF CLASS      NUMBER     MARKET   PRINCIPAL                   SHARED    GERS
                                                     VALUE     AMOUNT    SOLE    SHARED    OTHER            SOLE    SHARED    NONE
                                                                          (A)     (B)       (C)              (A)     (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Rental Services Corp.        Common    76009V102      708,750     40,500    40,500                            40,500
                             Stock
Schlumberger                 Common    806857108      517,634      8,600     8,600                             8,600
                             Stock
SmithKline Beecham           Common    832377105      501,072      7,008     7,008                             7,008
                             Stock
Sun Hydraulics               Common    866942105      890,625    125,000   125,000                           125,000
                             Stock
Toys R Us                    Common    892335100    1,177,976     62,625    62,625                            62,625
                             Stock
---------------------------------------------------------------------------------------------------------------------------------
     COLUMN TOTALS                                  3,796,057